Income Taxes - Summary of Income or (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Non-Mainland China	¥ (43,145)	$ (6,170)	¥ (445,424)	¥ (366,657)
Mainland China	(16,356)	(2,339)	1,297,103	2,399,258
Income/(loss) before income taxes	¥ (59,501)	$ (8,509)	¥ 851,679	¥ 2,032,601